INCOME TAX (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Domestic tax rate, percent	27.00%	27.00%
taxable income, Maximum	80.00%
Investments in foreign subsidiaries	$ 8.0	$ 7.6
Net operating tax losses	$ 37.6